Payables and Accruals	12 Months Ended
Sep. 30, 2010
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

Note 4. Accrued Expenses

Accrued expenses consisted of the following at September 30 (in thousands):

	2010	2009
Accrued compensation and related expenses	$365	$312
Other accrued liabilities	113	70
Total	$478	$382